Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares Value
Common Stocks - 97.7%
Building Products - 2.7%
Johnson Controls International plc 23,551 $ 1,269,634
Chemicals - 12.8%
Air Products and Chemicals, Inc. 6,448 1,600,587
Koninklijke DSM NV 2,589 411,556
Linde plc 3,310 999,620
Mosaic Co. (The) 17,714 932,819
Nutrien Ltd. 25,099 2,147,230
6,091,812
Commercial Services & Supplies - 1.4%
Aker Carbon Capture ASA* 302,814 671,876
Containers & Packaging - 5.8%
Ball Corp. 14,621 1,073,474
Smurfit Kappa Group plc 47,189 1,697,542
2,771,016
Electric Utilities - 2.4%
NextEra Energy, Inc. 13,761 1,162,667
Electrical Equipment - 7.8%
Ballard Power Systems, Inc.* 60,754 487,417
Bloom Energy Corp. - Class A* 24,726 500,207
ITM Power plc* 85,898 222,647
Nexans SA 14,114 1,347,029
Vestas Wind Systems A/S 44,081 1,144,246
3,701,546
Equity Real Estate Investment Trusts (REITs) - 2.5%
Weyerhaeuser Co. 33,420 1,213,814
Food Products - 11.1%
Archer-Daniels-Midland Co. 22,296 1,845,440
Costa Group Holdings Ltd. 448,414 804,162
Darling Ingredients, Inc.* 13,290 920,731
Salmar ASA 12,839 915,696
Synlait Milk Ltd.* 392,580 787,735
5,273,764
Machinery - 1.3%
Deere & Co. 1,775 609,144
Metals & Mining - 37.7%
Alcoa Corp. 18,979 965,841
Allkem Ltd.* 255,087 2,007,837
Anglo American plc 19,322 693,632
AVZ Minerals Ltd.*
,¢
472,878 247,481
Champion Iron Ltd. 370,987 1,242,599
Filo Mining Corp.* 43,238 610,093
Foran Mining Corp.* 303,558 535,405
Freeport-McMoRan, Inc. 50,565 1,595,326
IGO Ltd. 157,823 1,215,823
Ivanhoe Mines Ltd. - Class A* 184,789 1,147,946
Lynas Rare Earths Ltd.* 178,522 1,085,028
NGEx Minerals Ltd.* 171,184 256,506
Norsk Hydro ASA 145,798 981,186
Nucor Corp. 9,714 1,319,161
Solaris Resources, Inc.* 107,350 604,045
SolGold plc* 1,671,042 516,507
SSAB AB - Class A 121,039 580,195
Talon Metals Corp.* 1,113,267 495,229

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Wheaton Precious Metals Corp. 53,818 $ 1,845,957
17,945,797
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp. 41,785 1,075,483
NexGen Energy Ltd.* 387,946 1,689,420
2,764,903
Paper & Forest Products - 4.9%
Stora Enso OYJ - Class R 57,506 883,058
UPM-Kymmene OYJ 21,299 670,854
West Fraser Timber Co. Ltd. 8,512 796,429
2,350,341
Professional Services - 1.5%
Jacobs Engineering Group, Inc. 5,173 710,253
Total Common Stocks (cost $49,330,945) 46,536,567
Investment Companies - 2.1%
Money Market Funds - 2.1%
JPMorgan Prime Money Market Fund, 1.8160%
∞
(cost $1,023,241) 1,022,690 1,023,303
Total Investments (total cost $50,354,186 ) - 99.8% 47,559,870
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 76,161
Net Assets - 100.0% $47,636,031
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 16,742,401 35.1%
Canada 11,691,160 24.6
Australia 6,034,409 12.7
Norway 2,568,758 5.4
United Kingdom 1,915,899 4.0
Ireland 1,697,542 3.6
Finland 1,553,912 3.3
France 1,347,029 2.8
Denmark 1,144,246 2.4
Malaysia 1,085,028 2.3
New Zealand 787,735 1.7
Sweden 580,195 1.2
Netherlands 411,556 0.9
Total $ 47,559,870 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2022 is
$247,481, which represents 0.5% of net assets.
∞ Rate shown is the 7-day yield as of July 31, 2022.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Metals & Mining $ 17,698,316 $ — $ 247,481
All Other 28,590,770 — —
Investment Companies 1,023,303 — —
Total Assets $ 47,312,389 $ — $ 247,481

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70439 09-22